Net Finance Expenses - Summary of Finance Income Expenses (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Net Finance Income Expense Explanatory [Abstract]
Interest income		$ 521	$ 582
Accretion expense on decommissioning and restoration liability		(1,104)	(657)
Interest expense		(33,048)	(34,628)
Amortization of deferred financing costs		(3,726)	(4,216)
Other finance costs	[1]	(1,280)	(1,645)
Net finance income (expense)		$ (38,637)	$ (40,564)

[1]	Included in other finance costs for the year ended December 31, 2019 is $165 (2018 - $nil) related to interest on lease liabilities (Note 10).